united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst Floating Rate Income Fund
(CFRAX, CFRCX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)
Catalyst/Stone Beach Income Opportunity Fund
(IOXAX, IOXCX, IOXIX)

December 31, 2017

Mutual Fund Series Trust

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Shareholder Letters and Investment Review	Page 1

Portfolios of Investments	Page 8

Statements of Assets and Liabilities	Page 22

Statements of Operations	Page 24

Statements of Changes in Net Assets	Page 26

Financial Highlights	Page 29

Notes to Financial Statements	Page 41

Supplemental Information	Page 53

Expense Example	Page 57

Privacy Notice	Page 58

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	1.08%	1.88%	-0.15%
Class A with load	-3.70%	-2.92%	-1.57%
Class C	0.69%	1.09%	-0.90%
Class I	1.21%	2.12%	0.09%
Bloomberg Barclays U.S. Aggregate Bond Index(a)	1.24%	3.54%	2.49%
Bloomberg Barclays U.S. Credit Index(b)	2.41%	6.18%	3.54%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 6.12% for Class A, 6.87% for Class C and 5.87% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays U.S. Aggregate Bond Index, is made up of the Bloomberg Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

(b)	The Bloomberg Barclays U.S. Credit Index measured the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and govenrment-related bonds. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	15.1%
Oil & Gas	10.8%
Diversified Financial Services	8.1%
Commercial Services	7.8%
Retail	7.7%
Pharmaceuticals	6.3%
Aerospace/Defense	4.9%
Mining	4.3%
Biotechnology	4.0%
Pipelines	3.9%
Other/Cash & Equivalents	27.1%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	3.93%	11.12%	5.78%	6.34%
Class A with load	-2.05%	4.74%	4.54%	5.37%
Class C	3.46%	10.27%	4.97%	5.53%
Class I	4.09%	11.43%	N/A	4.05%
MSCI All Country World Stock Index Net(a)	11.46%	24.62%	11.40%	9.64%
50% MSCI AWCI/50% BofA ML A-AAA 1-3yr US Corp.(b)	5.56%	11.87%	5.85%	5.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.74% for Class A, 2.49% for Class C, and 1.49% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The“MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The “50% MSCI AWCI/50% BofA ML A-AAA 1-3yr US Corp.” is made up of two indices; Merrill Lynch U.S. Corporate & Government 1-3 Yrs, and MSCI AC World Index. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Telecommunications	14.6%
Pharmaceuticals	8.8%
Retail	6.9%
Agriculture	6.1%
Food	6.0%
Oil & Gas	3.8%
Entertainment	3.1%
Investment Companies	2.7%
Iron/Steel	2.7%
Auto Parts & Equipment	2.7%
Other/Cash & Equivalents	42.6%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Floating Rate Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	5.12%	6.85%	3.91%
Class A with load	0.17%	1.74%	2.90%
Class C	4.73%	6.08%	3.14%
Class I	5.25%	7.24%	4.19%
S&P/LSTA U.S. Leveraged Loan 100 Index(a)	1.86%	3.31%	3.40%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds are 1.87% for Class A and 2.62% for Class C, and 1.62% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an Index.

**	Inception date is December 31, 2012.

Top Ten Holdings by Investment	% of Net Assets
Technology	21.1%
Collateralized Loan Obligations	14.9%
Retail	12.1%
Restaurant	4.2%
Metals & Mining	3.9%
Transportation	3.3%
Grocery	2.9%
Telecommunications	2.4%
Financials	2.2%
Environment	2.1%
Other/Cash & Equivalents	30.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception **
Class A	5.63%	9.58%	-1.00%	2.67%
Class A with load	0.67%	4.39%	-1.95%	2.04%
Class C	5.49%	9.04%	-1.70%	1.94%
Class I	6.02%	10.13%	N/A	-1.29%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	2.42%	7.47%	5.77%	7.92%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 1.57% for Class A, 2.32% for Class C and 1.32% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	11.8%
Real Estate Investment Trusts	11.5%
Oil & Gas Services	9.7%
Electronics	7.0%
Semiconductors	6.2%
Oil & Gas	5.9%
Diversified Financial Services	5.7%
Biotechnology	5.6%
Apparel Manufacturers	5.2%
Commercial Services	4.9%
Other/Cash & Equivalents	26.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	3.83%	12.63%	2.01%	1.48%
Class A with load	-2.08%	6.14%	0.82%	0.86%
Class C	3.47%	11.84%	1.25%	0.73%
Class I	4.00%	12.97%	N/A	0.18%
S&P 500 Total Return Index(a)	11.42%	21.83%	15.79%	9.38%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	2.42%	7.47%	5.77%	7.92%
Blended Index (c)	6.85%	14.46%	10.75%	8.79%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2017, the Fund’s total annual operating expenses, including the cost of underlying funds, are 4.06% for Class A, 4.81% for Class C and 3.81% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	27.2%
Diversified Financial Services	13.1%
Private Equity	9.9%
Biotechnology	5.3%
Electronics	4.6%
Equity Funds	4.5%
Commercial Services	4.0%
Apparel	3.7%
Retail	3.6%
Semiconductors	3.6%
Other/Cash & Equivalents	20.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	1.78%	2.37%	1.94%
Class A with load	-3.08%	-2.46%	0.36%
Class C	1.27%	1.57%	1.13%
Class I	1.75%	2.47%	2.15%
Bloomberg Barclays US Mortgage-Backed Securities (a)	1.11%	2.47%	1.99%
Bank of America Merryll Lynch U.S. Cash Pay High Yield Index (b)	2.42%	7.47%	5.76%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2017, the Fund’s total annual operating expenses are 3.17% for Class A, 3.92% for Class C and 2.92% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Barclays US Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage.

(b)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is November 20, 2014.

Holdings by Investment Type	% of Net Assets
Federal Home Loan Mortgage Association	51.9%
Federal National Mortgage Association	42.9%
Mortgage Notes	12.5%
Government National Mortgage Association	3.3%
Private Collateralized Mortgage Obligation	5.9%
Other/Cash & Equivalents	-16.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 78.3%
	AEROSPACE/DEFENSE - 4.3%
$100,000	Arconic, Inc.	6.150	8/15/2020	$107,993

	BIOTECHNOLOGY - 3.9%
22,000	Amgen, Inc.	5.700	2/1/2019	22,807
76,000	Celgene Corp.	2.250	5/15/2019	75,902
				98,709
	COMMERCIAL SERVICES - 7.8%
100,000	Quad Graphics, Inc.	7.000	5/1/2022	103,380
95,000	Western Union Co.	3.350	5/22/2019	95,937
				199,317
	COMPUTERS - 2.0%
50,000	Hewlett-Packard Co.	2.750	1/14/2019	50,210

	DIVERSIFIED FINANCIAL SERVICES - 8.1%
100,000	Ally Financial, Inc.	4.625	5/19/2022	104,000
100,000	Synchrony Financial	3.000	8/15/2019	100,789
				204,789
	HEALTHCARE-PRODUCTS - 1.0%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,103

	HEALTHCARE-SERVICES - 3.4%
80,000	HCA, Inc.	5.875	3/15/2022	85,912

	INVESTMENT COMPANIES - 15.1%
100,000	PennantPark Investment Corp.	4.500	10/1/2019	101,497
275,000	Prospect Capital Corp.	5.000	7/15/2019	281,702
				383,199
	MINING - 4.0%
100,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	100,981

	OIL & GAS - 10.8%
275,000	Nabors Industries, Inc.	5.000	9/15/2020	274,312

	PACKAGING & CONTAINERS - 3.5%
85,000	Ball Corp.	5.000	3/15/2022	90,582

	PIPELINES - 3.7%
96,000	Rose Rock Midstream LP	5.625	7/15/2022	94,846

	RETAIL - 7.7%
90,000	Family Dollar Stores, Inc.	5.000	2/1/2021	95,294
100,000	Macy’s Retail Holdings, Inc.	3.875	1/15/2022	100,695
				195,989
	SOFTWARE - 3.0%
75,000	Fiserv, Inc.	2.700	6/1/2020	75,502

	TOTAL CORPORATE BONDS (Cost - $1,995,262)			1,987,444

	CONVERTIBLE BONDS - 10.4%
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
45,000	FXCM, Inc.	2.250	6/15/2018	19,856

	PHARMACEUTICALS - 6.3%
160,000	Herbalife Ltd.	2.000	8/15/2019	160,093

	REITS - 3.3%
85,000	Spirit Realty Capital, Inc.	2.875	5/15/2019	85,092

	TOTAL CONVERTIBLE BONDS (Cost - $267,280)			265,041

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Shares		Value
	EXCHANGE-TRADED FUNDS - 4.9%
	EQUITY FUND - 4.9%
1,535	Vanguard Total Bond Market ETF	$125,210
	TOTAL EXCHANGE TRADED FUNDS (Cost - $124.995)	125,210

	SHORT-TERM INVESTMENTS - 5.4%
135,724	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.18% **	135,724
	TOTAL SHORT-TERM INVESTMENTS (Cost - $135,724)	135,724

	TOTAL INVESTMENTS - 99.0% (Cost - $2,523,261) (a)	$2,513,419
	OTHER ASSETS LESS LIABILITIES - 1.0%	24,252
	NET ASSETS - 100.0%	$2,537,671

ETF - Exchange Traded Fund

LP - Limited Partnership

*	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,523,478 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$17,067
Unrealized depreciation:	(27,126)
Net unrealized depreciation:	$(10,059)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value
	CLOSED-END FUND - 1.4%
23,500	Central Fund of Canada Ltd.	$314,900
	TOTAL CLOSED-END FUND (Cost - $336,373)	314,900

	COMMON STOCK - 50.9%
	AEROSPACE/DEFENSE - 0.3%
6,000	Kratos Defense & Security Solutions, Inc. *	63,540

	AGRICULTURE - 6.1%
4,100	Bunge Ltd.	275,028
13,600	Imperial Tobacco Group PLC - ADR	580,312
14,000	Swedish Match AB	552,647
		1,407,987
	BEVERAGES - 1.5%
230,649	Marston’s PLC	351,012

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
37,010	JSE Ltd.	459,905

	ENVIRONMENTAL CONTROL - 2.5%
12,271	Tetra Tech, Inc.	590,849

	FOOD - 6.0%
4,000	Bob Evans Farms, Inc.	315,280
7,800	Campbell Soup Co.	375,258
8,050	Nestle SA - ADR	692,058
		1,382,596
	HEALTHCARE PRODUCTS - 2.3%
460,000	Asaleo Care Ltd.	539,684

	HOUSEHOLD PRODUCT/WARES - 1.4%
17,000	Reckitt Benckiser Group PLC - ADR	323,170

	INVESTMENT COMPANIES - 2.7%
7,357	Pargesa Holding SA	637,934

	OIL & GAS - 1.6%
4,500	Exxon Mobil Corp.	376,380

	PHARMACEUTICALS - 8.8%
5,400	Johnson & Johnson	754,488
8,525	Novartis AG - ADR	715,759
13,500	Sanofi - ADR	580,500
		2,050,747
	RETAIL - 3.8%
54,400	Wendy’s Co.	893,248

	SEMICONDUCTORS - 1.6%
9,000	Micron Technology, Inc.	370,080

	SOFTWARE - 0.9%
2,400	Microsoft Corp.	205,296

	TELECOMMUNICATIONS - 9.4%
20,400	Cisco Systems, Inc.	781,320
37,500	Orange SA - ADR	652,500
23,290	Vodafone Group PLC - ADR	742,951
		2,176,771

	TOTAL COMMON STOCK (Cost - $9,789,426)	11,829,199

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 39.7%
	AIRLINES - 2.4%
$191,000	American Airlines Group, Inc.	6.125	6/1/2018	$193,626
367,000	United Continental Holdings, Inc.	6.375	6/1/2018	372,505
				566,131
	AUTO PARTS & EQUIPMENT - 2.7%
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	423,281
172,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	196,510
				619,791
	CHEMICALS - 0.6%
117,000	CF Industries, Inc.	7.125	5/1/2020	127,565

	COMMERCIAL SERVICES - 0.9%
205,000	Graham Holdings Co.	7.250	2/1/2019	212,688

	COMPUTERS - 2.6%
175,000	Dell, Inc.	5.875	6/15/2019	182,219
426,000	EMC Corp.	1.875	6/1/2018	423,974
				606,193
	ENTERTAINMENT - 3.1%
106,000	GLP Capital LP	4.375	11/1/2018	106,795
586,000	International Game Technology	7.500	6/15/2019	621,160
				727,955
	HEALTHCARE SERVICES - 1.6%
366,000	Tenet Healthcare Corp.	5.500	3/1/2019	371,490

	IRON/STEEL - 2.7%
576,000	United States Steel Corp.	7.375	4/1/2020	624,960

	LODGING - 2.2%
497,000	MGM Resort Intl.	5.250	3/31/2020	514,395

	MACHINERY DIVERSIFIED - 0.4%
92,000	CNH Industrial Capital LLC	3.625	4/15/2018	92,477

	MEDIA - 2.5%
250,000	Cablevision Systems Corp.	7.750	4/15/2018	253,125
320,000	CSC Holdings LLC	7.625	7/15/2018	327,200
				580,325
	MINING - 1.6%
258,000	Freeport-McMoRan, Inc.	2.375	3/15/2018	257,678
100,000	Teck Resources Ltd.	2.500	2/1/2018	100,000
				357,678
	OFFICE/BUSINESS EQUIPMENT - 1.7%
374,000	Pitney Bowes, Inc.	6.250	3/15/2019	385,220

	OIL & GAS - 2.2%
100,000	Chesapeake Energy Corp.	7.250	12/15/2018	104,500
300,000	Encana Corp.	6.500	5/15/2019	315,223
94,000	Nabors Industries, Inc.	6.150	2/15/2018	94,235
				513,958
	OIL & GAS SERVICES - 1.3%
305,000	Weatherford Bermuda	6.000	3/15/2018	305,366

	PIPELINES - 2.0%
100,000	Andeavor Logis LP Corp.	5.500	10/15/2019	103,802
353,000	DCP Midstream Operating	2.700	4/1/2019	350,794
				454,596

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 39.7% (Continued)
	REITS - 0.4%
$100,000	Corrections Corp. of America	4.125	4/1/2020	$101,500

	RETAIL - 3.1%
605,000	JC Penney Corp., Inc.	5.750	2/15/2018	605,756
113,000	L Brands, Inc.	7.000	5/1/2020	123,170
				728,926
	TELECOMMUNICATIONS - 5.2%
194,000	Anixter, Inc.	5.625	5/1/2019	200,063
650,000	Frontier Communications Corp.	8.125	10/1/2018	647,497
265,000	Nokia OYJ	5.375	5/15/2019	273,612
75,000	Sprint Capital Corp.	6.900	5/1/2019	78,469
				1,199,641
	TOYS/GAMES/HOBBIES - 0.5%
125,000	Mattel, Inc.	2.350	5/6/2019	123,422

	TOTAL CORPORATE BONDS (Cost - $9,283,148)			9,214,277

	CONVERTIBLE BONDS - 1.9%
	INTERNET - 1.9%
460,000	Twitter, Inc.	0.250	9/15/2019	439,300
	TOTAL CONVERTIBLE BONDS (Cost - $439,243)			439,300

Shares
	SHORT-TERM INVESTMENTS - 5.5%
1,275,913	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.18% **			1,275,913
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,275,913)			1,275,913

	TOTAL INVESTMENTS - 99.4% (Cost - $21,124,103) (a)			$23,073,589
	OTHER ASSETS LESS LIABILITIES - 0.6%			146,382
	NET ASSETS - 100.0%			$23,219,971

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

ADR - American Depositary Receipt

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,180,657 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,276,533
Unrealized depreciation:	(383,601)
Net unrealized appreciation:	$1,892,932

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal			Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 9.7%
	AIRLINES - 2.0%
$500,000	VistaJet Malta Finance PLC #		7.750		6/1/2020	$465,000

	COMMERCIAL SERVICES - 1.6%
525,000	Cenveo Corp. #		6.000		8/1/2019	372,750

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
20,000	Enova International, Inc.		9.750		6/1/2021	21,150
250,000	Transworld Systems, Inc. #		9.500		8/15/2021	88,750
						109,900
	FOOD - 0.1%
30,000	BI-LO Finance Corp. #		9.250		2/15/2019	28,575

	HEALTHCARE-PRODUCTS - 1.2%
350,000	Mallinckrodt International Finance SA		4.750		4/15/2023	274,750

	IRON/STEEL - 0.7%
515,000	Essar Steel Algoma, Inc. # ^		9.500		11/15/2019	154,500

	MEDIA - 0.1%
50,000	iHeartCommunications, Inc.		10.625		3/15/2023	35,250

	PHARMACEUTICALS - 1.9%
500,000	Valeant Pharmaceuticals International, Inc. #		6.125		4/15/2025	457,500

	RETAIL - 1.7%
250,000	Men’s Wearhouse, Inc.		7.000		7/1/2022	250,950
100,000	PetSmart, Inc. #		7.125		3/15/2023	59,250
100,000	PF Chang’s China Bistro, Inc. #		10.250		6/30/2020	91,000
						401,200

	TOTAL CORPORATE BONDS (Cost - $2,993,626)					2,299,425

	COLLATERALIZED LOAN OBLIGATIONS - 14.9%
500,000	Carlyle US CLO 2017-1 Ltd. #		6.137		4/20/2031	507,938
1,000,000	Carlyle CLO 2017-2 Ltd. #		7.481		7/20/2031	1,006,791
1,000,000	CIFC 2017-3A D #		7.315		7/20/2030	1,009,467
500,000	KKR CLO 10 Ltd. #		7.820		9/15/2029	506,750
500,000	OZLM Ltd. #		6.540		1/18/2027	496,135
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $3,403,919)					3,527,081

	COMMERCIAL MORTGAGE OBLIGATIONS - 0.2%
34,813	Freddie Mac REMICS		5.000		2/15/2020	1,334
16,736	Government National Mortgage Association		3.500		5/16/2039	17,030
7,606	Government National Mortgage Association		3.500		4/20/2039	7,734
13,802	Government National Mortgage Association		3.000		9/16/2039	13,961
	TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $40,207)					40,059

		Variable Rate
	BANK LOANS - 76.8%
	AIRCRAFT & AERORSPACE - 4.2%
497,480	Air Medical Group Holdings	3 Month LIBOR + 4.000%	5.675	*	4/28/2022	498,164
498,750	Nature’s Bounty, Inc.	3 Month LIBOR + 3.500%	5.069	*	9/26/2024	483,788
						981,952
	AUTOMOTIVE - 2.1%
482,931	Cars, Inc.		3.750		3/24/2024	484,863

	CHEMICALS - 2.1%
497,500	New Arclin US Holding Corp.	3 Month LIBOR + 4.250%	5.943	*	2/14/2024	502,475

	CONSTRUCTION & ENGINEERING SERVICES - 2.0%
497,487	Forterra Finance, LLC	3 Month LIBOR + 3.000%	4.350	*	10/25/2023	466,822

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 76.8% (Continued)
	ENERGY - 2.1%
$28,985	Lightstone Holdings Co. LLC	3 Month LIBOR + 4.500%	6.035	*	1/30/2024	$29,159
456,486	Lightstone Holdings Co. LLC	3 Month LIBOR + 4.500%	6.035	*	1/30/2024	459,220
						488,379
	ENTERTAINMENT - 2.1%
498,750	Wideopen West	3 Month LIBOR + 4.000%	4.751	*	8/18/2023	495,009

	ENVIRONMENT - 2.1%
500,000	HD Supply Waterworks	3 Month LIBOR + 3.000%	4.450	*	7/19/2024	504,532

	FINANCIALS - 2.1%
498,750	GTCR Valor Companies, Inc.	3 Month LIBOR + 4.250%	5.943	*	6/16/2023	505,400

	GROCERY - 2.8%
682,113	Albertson’s LLC	3 Month LIBOR + 3.000%	4.319	*	8/25/2021	669,593

	HEALTHCARE-PRODUCTS - 2.1%
496,250	Laureate Education, Inc.	3 Month LIBOR + 4.500%	6.069	*	4/26/2024	501,317

	INSURANCE - 2.0%
481,269	Lonestar Intermediate (New Asurion)	3 Month LIBOR + 4.2500%	5.819	*	2/20/2021	476,608

	METALS & MINING - 3.9%
988,759	Essar Steel Algoma, Inc. ^	3 Month LIBOR + 6.500%	0.000	*	8/7/2019	924,490

	LODGING - 2.1%
498,750	Scientific Games International, Inc.	3 Month LIBOR + 3.250%	4.600	*	8/14/2024	503,391

	OIL & GAS - 0.6%
339,091	Connacher Oil and Gas ^ +	3 Month LIBOR + 8.000%	9.000	*	5/23/2018	35,605
162,495	Connacher Oil and Gas ^ +	3 Month LIBOR + 8.000%	9.000	*	8/31/2018	97,497
25	Energy & Exploration Partners	3 Month LIBOR + 5.000%	5.000	*	5/13/2022	10,687
54,203	Energy & Exploration Partners	3 Month LIBOR + 5.000%	5.000	*	5/13/2022	813
						144,602
	PACKAGING - 2.1%
497,500	Caraustar Industries, Inc.	3 Month LIBOR + 5.500%	6.833	*	3/9/2022	500,246

	RESTAURANT - 4.2%
495,210	Burger King	3 Month LIBOR + 2.250%	3.943	*	2/17/2024	495,624
497,479	Landry’s	3 Month LIBOR + 3.250%	4.656	*	10/4/2023	501,926
						997,550
	RETAIL - 10.3%
497,500	BJ’s Wholsale Club, Inc.	3 Month LIBOR + 3.500%	4.953	*	2/3/2024	490,194
493,712	Petco Animal Supplies, Inc.	3 Month LIBOR + 3.000%	4.380	*	1/26/2023	374,913
741,763	Petsmart	3 Month LIBOR + 3.000%	4.570	*	3/10/2022	595,847
1,000,000	Staples, Inc.	3 Month LIBOR + 4.000%	5.488	*	8/15/2024	982,375
						2,443,329
	SOFTWARE - 1.0%
248,229	Ivanti Software, Inc.	3 Month LIBOR + 4.250%	5.814	*	1/20/2024	236,748

	TECHNOLOGY - 21.1%
430,633	BMC Software	3 Month LIBOR + 3.250%	4.761	*	9/10/2022	431,683
455,581	Dell International LLC	3 Month LIBOR + 2.000%	3.577	*	9/7/2023	455,893
500,000	Digicert Holdings, Inc.	3 Month LIBOR + 4.750%	6.130	*	9/21/2024	507,030
873,940	First Data Corp.	3 Month LIBOR + 2.250%	3.802	*	4/24/2026	875,269
495,496	Harland Clark Holdings Corp.	3 Month LIBOR + 4.750%	6.449	*	11/1/2023	498,283
500,000	McAfee		5.743		9/29/2024	499,108
495,168	Riverbed Technology, Inc.	3 Month LIBOR + 3.250%	4.814	*	4/24/2022	488,498
734,744	Seahawk Holdings	3 Month LIBOR + 5.500%	6.919	*	10/31/2022	747,797
497,500	Tierpoint, Inc.	3 Month LIBOR + 3.750%	5.314	*	4/28/2024	495,015
						4,998,576

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 76.8% (Continued)
	TELECOMMUNICATIONS - 2.5%
$199,499	Avaya, Inc.	3 Month LIBOR + 5.250%	6.245	*	5/29/2020	$157,854
1,245	Consolidated Communications, Inc.	3 Month LIBOR + 3.000%	4.570	*	10/5/2023	1,226
442,327	Windstream Services LLC	3 Month LIBOR + 4.000%	5.500	*	3/30/2021	416,803
						575,883
	TRANSPORTATION - 3.3%
250,000	PODS, Inc.	3 Month LIBOR + 3.000%	4.403	*	11/21/2024	251,875
536,980	YRC Worldwide, Inc.	3 Month LIBOR + 7.500%	9.735	*	7/13/2022	536,164
						788,039

	TOTAL BANK LOANS (Cost - $19,021,969)					18,189,804

	TOTAL INVESTMENTS - 101.6% (Cost - $25,450,721) (a)					$24,056,369
	LIABILITIES LESS OTHER ASSETS - (1.6)%					(376,971)
	NET ASSETS - 100.0%					$23,679,398

*	Floating Rate, rate shown represents the rate at December 31, 2017.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $5,244,406 or 22.15% of net assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The Total of these securities is $641,040 or 2.7% of net assets.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $25,486,397 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$262,265
Unrealized depreciation:	(1,692,293)
Net unrealized depreciation:	$(1,430,028)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 20.8%
	BIOTECHNOLOGY - 5.6%
$1,872,000	PDL BioPharma, Inc.	2.750	12/1/2021	$1,800,630

	ELECTRONICS - 7.0%
2,734,000	Fluidigm Corp.	2.750	2/1/2034	2,253,841

	INVESTMENT COMPANIES - 3.3%
1,055,000	Prospect Capital Corp.	4.950	7/15/2022	1,053,681

	REAL ESTATE INVESTMENT TRUSTS - 3.9%
159,000	Apollo Commercial Real Estate Finance, Inc.	5.500	3/15/2019	172,714
1,069,000	Colony Capital, Inc.	5.000	4/15/2023	1,100,402
				1,273,116
	RETAIL - 1.0%
334,000	EZCORP, Inc.	2.125	6/15/2019	343,603

	TOTAL CONVERTIBLE BONDS - (Cost - $6,160,358)			6,724,871

	CORPORATE BONDS - 74.9%
	AIRLINES - 3.4%
1,128,000	Southwest Airlines Co.	3.000	11/15/2026	1,095,028

	APPAREL MANUFACTURERS - 5.2%
1,910,000	Under Armour, Inc.	3.250	6/15/2026	1,672,284

	COMMERCIAL SERVICES - 4.9%
1,664,000	Rent-A-Center, Inc.	6.625	11/15/2020	1,589,120

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
1,096,000	Community Choice Financial, Inc.	10.750	5/1/2019	975,440
816,000	Enova International, Inc.	9.750	6/1/2021	862,920
				1,838,360
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.6%
1,428,000	General Cable Corp.	5.750	10/1/2022	1,479,765

	HOME BUILDERS - 0.3%
78,000	Beazer Homes USA, Inc.	7.250	2/1/2023	81,120

	MINING - 3.6%
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,157,225
3,348,365	MolyCorp., Inc. +	10.000	6/1/2020	33
				1,157,258
	OFFICE/BUSINESS EQUIPMENT - 3.6%
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,165,710

	OIL & GAS - 5.9%
1,431,000	Northern Oil and Gas, Inc.	8.000	6/1/2020	1,094,715
1,017,000	Transocean, Inc.	6.800	3/15/2038	816,143
				1,910,858
	OIL & GAS SERVICES - 9.7%
1,902,000	Era Group, Inc.	7.750	12/15/2022	1,844,940
1,298,000	PHI, Inc.	5.250	3/15/2019	1,293,068
				3,138,008

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.9% (Continued)
	PRIVATE EQUITY - 3.4%
$1,070,000	Icahn Enterprises Finance Corp.	5.875	2/1/2022	$1,083,375

	REAL ESTATE INVESTMENT TRUSTS - 7.6%
832,000	DDR Corp.	4.250	2/1/2026	846,609
1,569,000	GEO Group, Inc.	5.875	1/15/2022	1,616,070
				2,462,679
	RETAIL - 10.8%
940,000	Kohl’s Corp.	3.250	2/1/2023	929,291
1,248,000	L Brands, Inc.	6.750	7/1/2036	1,248,000
1,265,000	Ruby Tuesday, Inc.	7.625	5/15/2020	1,292,451
				3,469,742
	SEMICONDUCTORS - 6.2%
968,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	1,062,380
916,000	Amkor Technology, Inc.	6.375	10/1/2022	945,312
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				2,007,692

	TOTAL CORPORATE BONDS (Cost - $29,589,432)			24,150,999

Shares
	SHORT-TERM INVESTMENTS - 3.7%
1,178,873	Fidelity Investments Money Market Funds Government Portfolio, Class I, 1.14% *			1,178,873
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,178,873)

	TOTAL INVESTMENTS - 99.4% (Cost - $36,928,663) (a)			$32,054,743
	OTHER ASSETS LESS LIABILITIES - 0.6%			204,408
	NET ASSETS - 100.0%			$32,259,151

*	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $36,940,778 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,556,914
Unrealized depreciation:	(6,442,949)
Net unrealized depreciation:	$(4,886,035)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares				Value
	COMMON STOCK - 41.1%
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
348,029	Och-Ziff Capital Management Group LLC			$870,072
505	PJT Partners, Inc.			23,028
				893,100
	INVESTMENT COMPANIES - 27.2%
115,463	Apollo Investment Corp.			653,521
31,478	Ares Capital Corp.			494,834
19,263	Compass Diversified Holdings			326,508
19,956	Oaktree Capital Group LLC			840,148
201,359	Oaktree Specialty Lending Corp.			984,646
116,675	PennantPark Investment Corp.			806,224
126,900	Prospect Capital Corp.			855,306
55,200	Solar Capital Ltd.			1,115,592
				6,076,779
	PRIVATE EQUITY - 9.9%
23,549	Apollo Global Management LLC			788,185
20,211	Blackstone Group LP			647,156
37,000	KKR & Co. LP			779,220
				2,214,561
	TOTAL COMMON STOCK (Cost - $11,381,684)			9,184,440

	EXCHANGE TRADED FUNDS - 4.5%
	EQUITY FUNDS - 4.5%
22,175	iShares Mortgage Real Estate Capped ETF			1,002,310
	TOTAL EXCHANGE TRADED FUNDS (Cost - $985,850)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 9.9%
	BIOTECHNOLOGY - 5.3%
$1,226,000	PDL BioPharma, Inc.	2.750	12/1/2021	1,179,259

	ELECTRONICS - 4.6%
1,250,000	Fluidigm Corp.	2.750	2/1/2034	1,030,469

	TOTAL CONVERTIBLE BONDS (Cost - $2,010,616)			2,209,728

	CORPORATE BONDS - 33.4%
	APPAREL - 3.7%
955,000	Under Armour, Inc.	3.250	6/15/2026	836,142

	COMMERCIAL SERVICES - 4.0%
944,000	Rent-A-Center, Inc.	6.625	11/15/2020	901,520

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
1,629,000	Community Choice Financial, Inc.	10.750	5/1/2019	1,449,810
562,000	Enova International, Inc.	9.750	6/1/2021	594,315
				2,044,125
	HOME BUILDERS - 0.2%
35,000	Beazer Homes USA, Inc.	7.250	2/1/2023	36,400

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 33.4% (Continued)
	MINING - 0.0%
$2,375,395	Molycorp, Inc. +	10.000	6/1/2020	$24

	OIL & GAS - 3.4%
953,000	Transocean, Inc.	6.800	3/15/2038	764,782

	REAL ESTATE INVESTEMENT TRUST - 2.6%
563,000	DDR Corp.	4.250	2/1/2026	572,886

	RETAIL - 3.6%
791,000	Ruby Tuesday, Inc.	7.625	5/15/2020	808,165

	SEMICONDUCTORS - 3.6%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	802,272
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				802,272
	TELECOMMUNICATIONS - 3.2%
633,000	Sprint Capital Corp.	8.750	3/15/2032	718,455

	TOTAL CORPORATE BONDS (Cost - $10,898,948)			7,484,771

Shares
	SHORT-TERM INVESTMENTS - 10.3%
2,301,361	Fidelity Investments Money Market Funds Government Portfolio, Class I, 1.14% *			2,301,361
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,301,361)

	TOTAL INVESTMENTS - 99.2% (Cost - $27,578,459) (a)			$22,182,610
	OTHER ASSETS LESS LIABILITIES - 0.8%			182,422
	NET ASSETS - 100.0%			$22,365,032

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

*	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,511,764 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,214,004
Unrealized depreciation:	(6,543,158)
Net unrealized depreciation:	$(5,329,154)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal		Variable	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.2%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 52.0%
$386,047	Freddie Mac		6.500		12/15/2037	$82,374
3,391,380	Freddie Mac Gold Pool		4.000		8/1/2047	3,546,805
42,686	Freddie Mac REMICS	1440 -2.4 x 1 Month LIBOR	10.855	*	12/15/2032	52,865
580	Freddie Mac REMICS	1440 -2.0 x 1 Month LIBOR	11.899	*	9/15/2034	583
1,101,604	Freddie Mac REMICS	665 -1 Month LIBOR	5.173	*	4/15/2036	195,321
1,075,899	Freddie Mac REMICS	658 -1 Month LIBOR	5.103	*	9/15/2036	214,433
357,782	Freddie Mac REMICS	610 -1 Month LIBOR	4.850	*	7/15/2039	52,576
26,731	Freddie Mac REMICS	680 -1 Month LIBOR	5.550	*	9/15/2039	3,275
225,157	Freddie Mac REMICS	660 -1 Month LIBOR	5.350	*	12/15/2039	25,585
65,715	Freddie Mac REMICS		4.000		8/15/2040	8,723
195,431	Freddie Mac Strips		7.000		4/1/2027	40,959
						4,223,499
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 42.9%
2,000,000	Fannie Mae		3.500		12/25/2045	2,053,438
75,950	Fannie Mae Interest Strip		7.500		7/25/2022	8,862
47,692	Fannie Mae Interest Strip		8.000		7/25/2024	9,187
65,184	Fannie Mae Interest Strip		8.500		10/25/2025	13,170
142,722	Fannie Mae Interest Strip		6.500		5/25/2033	29,653
485,327	Fannie Mae Interest Strip		6.000		7/25/2035	117,035
2,409,281	Fannie Mae Interest Strip		5.000		8/25/2035	525,677
21,128	Fannie Mae Interest Strip		7.500		9/25/2037	5,524
497,411	Fannie Mae Interest Strip		5.000		1/25/2038	106,607
91,125	Fannie Mae Interest Strip		4.500		11/25/2039	19,162
200,160	Fannie Mae Interest Strip		4.500		11/25/2039	35,232
390,707	Fannie Mae Interest Strip		5.000		11/25/2040	83,421
27,688	Fannie Mae Interest Strip		5.000		3/25/2041	5,180
262,202	Fannie Mae REMICS	800 -1 Month LIBOR	6.672	*	9/25/2023	31,035
520,610	Fannie Mae REMICS		3.000		2/25/2033	71,392
206,592	Fannie Mae REMICS	825 -1 Month LIBOR	6.923	*	6/25/2033	46,819
341,975	Fannie Mae REMICS	760 -1 Month LIBOR	6.272	*	4/25/2034	73,252
27,373	Fannie Mae REMICS	1424 -2.0 x 1 Month LIBOR	11.585	*	7/25/2034	33,280
612,252	Fannie Mae REMICS	715 -1 Month LIBOR	5.822	*	7/25/2037	132,064
330,816	Fannie Mae REMICS	587 -1 Month LIBOR	4.543	*	8/25/2037	50,939
54,790	Fannie Mae REMICS		4.500		12/25/2041	11,968
138,073	Fannie Mae REMICS	616 -1 Month LIBOR	4.832	*	10/25/2042	22,653
						3,485,550
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.3%
9,942	Government National Mortgage Association	2633 -3.25 x 1 Month LIBOR	21.480	*	11/16/2024	13,649
60,447	Government National Mortgage Association	898 -.997 x 1 Month LIBOR	7.485	*	4/20/2034	62,294
31,828	Government National Mortgage Association		5.000		3/20/2039	2,001
867,536	Government National Mortgage Association, Inverse Floater		4.000		4/20/2042	188,777
						266,721

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $7,894,897)					7,975,770

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 5.9%
450,000	FREMF Mortgage Trust		5.373		8/25/2020	478,115
2,741	ML Trust XLIV		9.000		8/20/2020	2,867
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $480,406)					480,982

			Coupon%		Maturity Date
	MORTGAGE NOTES - 12.5%
45,000	RON0061-17		8.000		3/1/2018	45,000
131,250	CHA0110-17		8.000		4/1/2018	131,250
123,750	LUO0133-17		8.000		5/1/2018	123,750
97,500	LAN0136-17		8.000		5/1/2018	97,500
206,250	FAR0219-17		8.000		6/1/2018	206,250
112,500	NGU1031-17		8.000		7/1/2018	112,500
84,500	ADL1084-17		8.000		9/1/2018	84,500
108,750	WRI1074-17		8.000		9/1/2018	108,750
105,000	ORL1111-17		8.000		10/1/2018	105,000
	TOTAL MORTGAGE NOTES (Cost - $1,014,500)					1,014,500

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Principal		Value
	SHORT-TERM INVESTMENTS - 7.1%
$576,551	Fidelity Investments Money Market Funds Government Portfolio, Class I, 1.14% **	$576,551
	TOTAL SHORT-TERM INVESTMENTS (Cost - $576,551)	576,551

	TOTAL INVESTMENTS - 123.7% (Cost - $9,966,354 (a)	$10,047,803
	LIABILITIES LESS OTHER ASSETS - (23.7)%	(1,935,008)
	NET ASSETS - 100.0%	$8,112,795

*	Floating or variable rate security; rate shown represents the rate at December 31, 2017.

**	Rate shown represents the rate at December 31, 2017, is subject to change and resets daily.

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $9,964,830 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$194,916
Unrealized depreciation:	(113,467)
Net unrealized appreciation:	$81,449

					Unrealized
Long / (Short)			Notional		Appreciation/
Contracts		Counterparty	Value ($)	Maturity Date	(Deprectiation)
	SHORT FUTURES CONTRACTS - (0.6)%
3	90 Day Euro$ Future	Wedbush	732,300	September-2020	38
3	90 Day Euro$ Future	Wedbush	732,525	December-2019	300
3	90 Day Euro$ Future	Wedbush	733,050	June-2019	338
3	90 Day Euro$ Future	Wedbush	732,375	June-2020	112
3	90 Day Euro$ Future	Wedbush	733,463	March-2019	300
3	90 Day Euro$ Future	Wedbush	732,450	March-2020	263
3	90 Day Euro$ Future	Wedbush	732,788	September-2019	300
3	90 Day Euro$ Future	Wedbush	732,113	December-2020	138
11	90 Day Euro$ Future	Wedbush	2,682,763	December-2018	(438)
11	90 Day Euro$ Future	Wedbush	2,683,863	June-2021	(250)
11	90 Day Euro$ Future	Wedbush	2,684,138	March-2021	225
11	90 Day Euro$ Future	Wedbush	2,683,450	September-2021	(550)
17	US 10 YR Note	Wedbush	2,108,797	March-2018	(172)
18	90 Day Euro$ Future	Wedbush	4,403,475	December-2018	1,725
18	90 Day Euro$ Future	Wedbush	4,413,375	June-2018	2,162
18	90 Day Euro$ Future	Wedbush	4,420,800	March-2018	(188)
18	90 Day Euro$ Future	Wedbush	4,408,200	September-2018	3,725
	Net Unrealized Appreciation from Open Short Futures Contracts				$8,028

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2017

		Catalyst/MAP	Catalyst
	Catalyst Insider	Global Balanced	Floating Rate
	Income Fund	Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$2,523,261	$21,124,103	$25,450,721
Investment in Securities, at Value	$2,513,419	$23,073,589	$24,056,369
Receivable for securities sold	—	—	3,066,128
Receivable for Fund shares sold	—	60,000	2,968
Dividends and interest receivable	29,817	227,038	266,835
Due from Manager	4,747	—	—
Prepaid expenses and other assets	4,476	27,991	36,620
Total Assets	2,552,459	23,388,618	27,428,920

LIABILITIES:
Management fees payable	—	12,313	9,154
Due to custodian	—	—	2,634,663
Payable for securities purchased	—	78,555	1,026,563
Payable for Fund shares redeemed	—	34,192	35,672
Administration fees payable	1,053	2,627	4,980
Trustee fee payable	2,645	2,636	5,143
Compliance Officer fees payable	82	—	—
Accrued 12b-1 fees	1,766	14,068	13,682
Accrued expenses and other liabilities	9,242	24,256	19,665
Total Liabilities	14,788	168,647	3,749,522

Net Assets	$2,537,671	$23,219,971	$23,679,398

NET ASSETS CONSIST OF:
Paid in capital	$2,585,657	$20,709,767	$31,221,991
Undistributed net investment income (loss)	(579)	(125,931)	4,237
Accumulated net realized gain (loss) on investments, options written, foreign currency transactions	(37,565)	685,961	(6,152,478)
Net unrealized appreciation (depreciation) on investments,options written and foreign currency translations	(9,842)	1,950,174	(1,394,352)
Net Assets	$2,537,671	$23,219,971	$23,679,398

Class A
Net Assets	$1,423,102	$5,513,692	$6,659,468
Shares of beneficial interest outstanding (a)	153,517	453,468	695,484
Net asset value per share	$9.27	$12.16	$9.58
Maximum offering price per share (b)	$9.73	$12.90	$10.06
Minimum redemption price per share (c)	$9.18	$12.04	$9.48

Class C
Net Assets	$281,500	$6,451,427	$7,534,395
Shares of beneficial interest outstanding (a)	30,423	535,183	789,204
Net asset value, offering price and redemption price per share	$9.25	$12.05	$9.55

Class I
Net Assets	$833,069	$11,254,852	$9,485,535
Shares of beneficial interest outstanding (a)	89,883	924,415	989,510
Net asset value, offering price and redemption price per share	$9.27	$12.18	$9.59

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund which imposes 5.75%

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2017

		Catalyst/SMH	Catalyst/Stone
	Catalyst/SMH	Total Return	Beach Income
	High Income Fund	Income Fund	Opportunity Fund
ASSETS:
Investment in Securities, at Cost	$36,928,663	$27,578,459	$9,966,354
Investment in Securities, at Value	$32,054,743	$22,182,610	$10,047,803
Receivable for Fund shares sold	100,000	1,720	—
Dividends and interest receivable	427,209	204,938	58,788
Futures unrealized appreciation	—	—	9,626
Due from Manager	—	—	29,308
Deposits with Broker	—	—	65,552
Prepaid expenses and other assets	39,885	26,343	4,776
Total Assets	32,621,837	22,415,611	10,215,853

LIABILITIES:
Management fees payable	18,968	13,132	29,394
Futures unrealized depreciation	—	—	1,598
Due to Custodian	1,948	—	—
Payable for securities purchased	—	—	2,054,219
Payable for Fund shares redeemed	314,680	—	3,356
Administration fees payable	1,362	712	2,296
Trustee fee payable	2,658	2,654	2,652
Compliance Officer fees payable	286	244	—
Accrued 12b-1 fees	3,971	20,906	311
Accrued expenses and other liabilities	18,813	12,931	9,232
Total Liabilities	362,686	50,579	2,103,058

Net Assets	$32,259,151	$22,365,032	$8,112,795

NET ASSETS CONSIST OF:
Paid in capital	$64,823,665	$43,882,918	$8,201,620
Undistributed net investment income	(58,933)	79,989	(13,128)
Accumulated net realized loss on investments and futures	(27,631,661)	(16,202,026)	(168,158)
Net unrealized appreciation (depreciation) on investments and futures	(4,873,920)	(5,395,849)	92,461
Net Assets	$32,259,151	$22,365,032	$8,112,795

Class A
Net Assets	$15,742,874	$4,728,071	$173,379
Shares of beneficial interest outstanding (a)	3,970,979	1,052,608	18,001
Net asset value per share	$3.96	$4.49	$9.63
Maximum offering price per share (b)	$4.16	$4.76	$10.11
Minimum redemption price per share (c)	$3.92	$4.45	$9.53

Class C
Net Assets	$10,380,153	$9,765,973	$352,325
Shares of beneficial interest outstanding (a)	2,615,995	2,175,951	36,701
Net asset value, offering price and redemption price per share	$3.97	$4.49	$9.60

Class I
Net Assets	$6,136,124	$7,870,988	$7,587,091
Shares of beneficial interest outstanding (a)	1,546,291	1,755,468	789,479
Net asset value, offering price and redemption price per share	$3.97	$4.48	$9.61

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund excluding the Catalyst/SMH Total Return Fund which impose a 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2017

		Catalyst/MAP	Catalyst
	Catalyst Insider	Global Balanced	Floating Rate
	Income Fund	Fund	Income Fund
Investment Income:
Dividend Income	$1,635	$143,095	$—
Interest Income	39,162	129,109	743,667
Foreign tax withheld	—	(7,586)	—
Total Investment Income	40,797	264,618	743,667

Operating Expenses:
Investment management fees	13,366	119,072	127,033
12b-1 Fees:
Class A	1,902	10,587	8,453
Class C	1,808	31,585	38,885
Audit fees	7,183	7,435	7,183
Registration fees	6,451	23,751	19,558
Trustees’ fees	5,244	5,236	5,253
Administration fees	4,796	8,990	15,146
Compliance officer fees	2,736	4,485	4,623
Management Services fees	2,840	5,360	5,556
Legal fees	3,000	3,239	4,013
Custody fees	2,410	2,427	2,518
Printing expense	756	3,777	3,441
Networking fees	1,135	9,132	13,961
Insurance expense	—	185	179
Interest expense	—	—	12,128
Miscellaneous expense	982	1,037	2,060
Total Operating Expenses	54,609	236,298	269,990
Less: Expenses waived/reimbursed by Manager	(40,877)	(41,693)	(71,143)
Net Operating Expenses	13,732	194,605	198,847

Net Investment Income	27,065	70,013	544,820

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	197	995,413	2,218
Foreign currency transactions	—	(832)	—
Net realized gain (loss)	197	994,581	2,218

Net change in unrealized appreciation (depreciation) on:
Investments	243	(229,313)	674,011
Options written	—	50,522	—
Foreign currency translations	—	1,575	—
Net change in unrealized appreciation (depreciation)	243	(177,216)	674,011

Net Realized and Unrealized Gain on Investments	440	817,365	676,229

Net Increase in Net Assets Resulting From Operations	$27,505	$887,378	$1,221,049

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2017

		Catalyst/SMH	Catalyst/Stone
	Catalyst/SMH	Total Return	Beach Income
	High Income Fund	Income Fund	Opportunity Fund
Investment Income:
Dividend Income	$13,360	$454,731	$—
Interest Income	1,141,230	562,804	130,743
Total Investment Income	1,154,590	1,017,535	130,743

Operating Expenses:
Investment management fees	172,549	126,400	44,516
12b-1 fees:
Class A	21,798	6,824	597
Class C	53,130	50,571	1,264
Administration fees	9,985	7,705	9,162
Management Services fees	6,630	5,532	3,372
Registration fees	20,321	19,003	3,490
Networking fees	19,724	7,524	615
Audit fees	7,183	7,183	7,310
Custody fees	2,787	2,379	4,351
Printing expense	4,518	4,811	1,000
Compliance officer fees	4,755	4,527	5,390
Trustees’ fees	5,253	5,249	5,244
Legal fees	3,491	3,248	3,506
Insurance expense	347	151	35
Miscellaneous expense	1,306	1,267	1,004
Total Operating Expenses	333,777	252,374	90,856
Less: Expenses waived/reimbursed by Manager	(52,126)	(30,005)	(42,583)
Net Operating Expenses	281,651	222,369	48,273

Net Investment Income	872,939	795,166	82,470

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	106,721	85,940	46,174
Futures	—	—	(45,230)
Foreign currency transactions	—	—	—
Net realized gain (loss)	106,721	85,940	944

Net change in unrealized appreciation (depreciation) on:
Investments	852,633	206,719	9,941
Futures	—	—	11,012
Net change in unrealized appreciation (depreciation)	852,633	206,719	20,953

Net Realized and Unrealized Gain (Loss) on Investments	959,354	292,659	21,897

Net Increase in Net Assets Resulting From Operations	$1,832,293	$1,087,825	$104,367

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst/MAP Global
	Catalyst Insider Income Fund		Balanced Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Operations:	(Unaudited)		(Unaudited)
Net investment income	$27,065	$25,085	$70,013	$407,540
Net realized gain (loss) on investments	197	3,286	994,581	(380)
Net change in unrealized appreciation (depreciation) on investments	243	6,010	(177,216)	1,575,523
Net increase in net assets resulting from operations	27,505	34,381	887,378	1,982,683

Distributions to Shareholders from:
Net investment income
Class A	(16,030)	(18,343)	(47,204)	(234,295)
Class C	(2,362)	(1,714)	(39,563)	(70,845)
Class I	(9,630)	(4,786)	(111,218)	(99,330)
Net realized gains
Class A	—	—	(74,637)	(307,696)
Class C	—	—	(86,501)	(141,187)
Class I	—	—	(147,482)	(71,728)

Total distributions to shareholders	(28,022)	(24,843)	(506,605)	(925,081)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	—	1,710,001	583,664	5,246,559
Class C	3,362	406,030	1,250,873	1,940,669
Class I	354,530	324,935	5,021,485	3,912,984
Reinvestment of distributions
Class A	11,123	12,273	100,944	483,659
Class C	1,945	1,122	106,821	177,713
Class I	8,513	2,890	219,978	139,212
Cost of shares redeemed
Class A	(138,852)	(565,279)	(7,665,048)	(6,865,072)
Class C	(131,998)	(89,054)	(1,167,029)	(3,086,533)
Class I	(11,032)	(55,501)	(224,927)	(624,144)
Net increase (decrease) in net assets from share transactions of beneficial interest	97,591	1,747,417	(1,773,239)	1,325,047

Total Increase (Decrease) in Net Assets	97,074	1,756,955	(1,392,466)	2,382,649

Net Assets:
Beginning of period	2,440,597	683,642	24,612,437	22,229,788
End of period*	$2,537,671	$2,440,597	$23,219,971	$24,612,437
* Includes undistributed net investment income (loss) at end of period of:	$(579)	$378	$(125,931)	$2,041

Share Activity:
Class A
Shares Sold	—	184,763	48,509	452,370
Shares Reinvested	1,197	1,324	8,316	42,084
Shares Redeemed	(14,957)	(61,041)	(636,285)	(591,210)
Net increase (decrease) in shares of Beneficial interest	(13,760)	125,046	(579,460)	(96,756)

Class C
Shares Sold	362	43,710	104,531	169,104
Shares Reinvested	210	121	8,883	15,589
Shares Redeemed	(14,223)	(9,623)	(97,692)	(267,837)
Net increase (decrease) in shares of Beneficial interest	(13,651)	34,208	15,722	(83,144)

Class I
Shares Sold	38,204	34,893	416,004	334,100
Shares Reinvested	916	312	18,093	12,006
Shares Redeemed	(1,189)	(5,983)	(18,555)	(54,259)
Net increase (decrease) in shares of Beneficial interest	37,931	29,222	415,542	291,847

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Floating
	Rate Income Fund		Catalyst/SMH High Income Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Operations:	(Unaudited)		(Unaudited)
Net investment income	$544,820	$1,050,617	$872,939	$2,557,750
Net realized gain (loss) on investments	2,218	(914,719)	106,721	(2,521,827)
Net change in unrealized appreciation (depreciation) on investments	674,011	1,854,739	852,633	6,365,240
Net increase (decrease) in net assets resulting from operations	1,221,049	1,990,637	1,832,293	6,401,163

Distributions to Shareholders from:
Net investment income
Class A	(149,621)	(283,443)	(488,896)	(1,282,561)
Class C	(144,051)	(211,829)	(266,878)	(656,269)
Class I	(248,143)	(554,113)	(193,019)	(601,999)

Total distributions to shareholders	(541,815)	(1,049,385)	(948,793)	(2,540,829)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	577,412	6,349,154	1,229,478	17,099,629
Class C	1,046,075	3,560,565	252,411	15,505,723
Class I	4,072,198	21,187,499	2,398,011	25,588,912
Reinvestment of distributions
Class A	103,848	200,760	264,478	770,208
Class C	120,756	175,792	158,869	417,645
Class I	235,160	521,520	86,493	395,990
Cost of shares redeemed
Class A	(969,701)	(6,421,669)	(6,424,350)	(15,038,976)
Class C	(1,379,811)	(1,764,058)	(927,639)	(18,354,718)
Class I	(5,955,902)	(15,476,927)	(8,565,971)	(17,632,258)
Capital Contribution (note 3)
Class A	—	20,543	—	—
Class C	—	15,468	—	—
Class I	—	19,799	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,149,965)	8,388,446	(11,528,220)	8,752,155

Total Increase (Decrease) in Net Assets	(1,470,731)	9,329,698	(10,644,720)	12,612,489

Net Assets:
Beginning of period	25,150,129	15,820,431	42,903,871	30,291,382
End of year*	$23,679,398	$25,150,129	$32,259,151	$42,903,871
* Includes undistributed net investment income (loss) at the end of period of:	$4,237	$1,232	$(58,933)	$16,921

Share Activity:
Class A
Shares Sold	60,676	681,535	309,846	4,542,065
Shares Reinvested	10,987	21,565	67,127	203,255
Shares Redeemed	(102,307)	(685,349)	(1,642,997)	(3,922,538)
Net increase (decrease) in shares of Beneficial interest	(30,644)	17,751	(1,266,024)	822,782

Class C
Shares Sold	111,641	384,403	64,104	4,155,586
Shares Reinvested	12,811	18,921	40,242	110,763
Shares Redeemed	(146,511)	(191,310)	(236,021)	(4,886,618)
Net increase (decrease) in shares of Beneficial interest	(22,059)	212,014	(131,675)	(620,269)

Class I
Shares Sold	426,231	2,274,938	605,297	6,657,246
Shares Reinvested	24,878	55,775	21,912	102,632
Shares Redeemed	(625,711)	(1,650,149)	(2,207,277)	(4,616,460)
Net increase in shares of Beneficial interest	(174,602)	680,564	(1,580,068)	2,143,418

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach
	Return Income Fund		Income Opportunity Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Operations:	(Unaudited)		(Unaudited)
Net investment income	$795,166	$1,286,234	$82,470	$143,243
Net realized gain (loss) on investments	85,940	400,778	944	(33,738)
Net change in unrealized appreciation (depreciation) on investments	206,719	3,319,160	20,953	(75,640)
Net increase (decrease) in net assets resulting from operations	1,087,825	5,006,172	104,367	33,865

Distributions to Shareholders from:
Net investment income
Class A	(163,048)	(301,894)	(4,565)	(7,273)
Class C	(296,506)	(411,624)	(2,408)	(3,938)
Class I	(322,318)	(409,345)	(88,625)	(89,262)
Return of capital
Class A	—	(69,051)	—	(7,607)
Class C	—	(70,085)	—	(1,875)
Class I	—	(82,651)	—	(49,168)

Total distributions to shareholders	(781,872)	(1,344,650)	(95,598)	(159,123)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,532,569	7,973,332	1,518	743,910
Class C	431,276	1,081,975	186,897	283,933
Class I	1,687,475	4,579,861	3,879,061	1,120,608
Reinvestment of distributions
Class A	86,287	192,767	4,290	14,068
Class C	247,606	396,034	2,407	5,813
Class I	132,161	165,009	78,727	120,505
Cost of shares redeemed
Class A	(5,792,915)	(4,949,112)	(493,713)	(221,759)
Class C	(840,867)	(1,577,538)	(14,524)	(311,488)
Class I	(4,090,258)	(1,745,274)	(451,946)	(1,270,758)
Net increase (decrease) in net assets from share transactions of beneficial interest	(6,606,666)	6,117,054	3,192,717	484,832

Total Increase (Decrease) in Net Assets	(6,300,713)	9,778,576	3,201,486	359,574

Net Assets:
Beginning of year	28,665,745	18,887,169	4,911,309	4,551,735
End of year*	$22,365,032	$28,665,745	$8,112,795	$4,911,309
* Includes undistributed/accumulated net investment income (loss) at end of year of:	$79,989	$66,695	$(13,128)	$—

Share Activity:
Class A
Shares Sold	331,776	1,829,475	158	76,529
Shares Reinvested	18,853	44,547	444	1,458
Shares Redeemed	(1,266,216)	(1,149,076)	(51,034)	(22,941)
Net increase (decrease) in shares of Beneficial interest	(915,587)	724,946	(50,432)	55,046

Class C
Shares Sold	94,250	246,395	19,335	29,160
Shares Reinvested	54,129	92,273	250	602
Shares Redeemed	(184,574)	(371,191)	(1,503)	(32,148)
Net increase (decrease) in shares of Beneficial interest	(36,195)	(32,523)	18,082	(2,386)

Class I
Shares Sold	369,547	1,043,590	402,503	115,153
Shares Reinvested	28,896	38,128	8,165	12,466
Shares Redeemed	(880,740)	(397,587)	(46,848)	(130,180)
Net increase (decrease) in shares of Beneficial interest	(482,296)	684,131	363,820	(2,561)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.27		$9.14	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.13		0.19	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.03)		0.11	(0.45)	(0.42)
Total from investment operations	0.10		0.30	(0.24)	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.17)	(0.21)	(0.17)
Total distributions	(0.10)		(0.17)	(0.21)	(0.17)

Net asset value, end of period	$9.27		$9.27	$9.14	$9.59

Total return (C)	1.08	% (D)	3.29%	(2.47)%	(2.32	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,423		$1,551	$386	$413
Ratios to average net assets
Expenses, before waiver and reimbursement	4.06	% (E)	6.09%	7.88%	14.20	% (E)
Expenses, net waiver and reimbursement	1.00	% (E)	1.11%	1.45%	1.45	% (E)
Net investment (loss), before waiver and reimbursement	(0.20	)% (E)	(2.96)%	(4.13)%	(10.73	)% (E)
Net investment income, net waiver and reimbursement	2.86	% (E)	2.01%	2.34%	2.02	% (E)
Portfolio turnover rate	8	% (D)	35%	52%	58	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.25		$9.14	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.01		0.13	0.15	0.10
Net realized and unrealized gain (loss) on investments	0.05		0.09	(0.45)	(0.40)
Total from investment operations	0.06		0.22	(0.30)	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.11)	(0.15)	(0.11)
Total distributions	(0.06)		(0.11)	(0.15)	(0.11)

Net asset value, end of period	$9.25		$9.25	$9.14	$9.59

Total return (C)	0.69	% (D)	2.45%	(3.16)%	(2.94	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$282		$408	$90	$29
Ratios to average net assets
Expenses, before waiver and reimbursement	4.81	% (E)	6.84%	8.63%	14.95	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.86%	2.20%	2.20	% (E)
Net investment (loss), before waiver and reimbursement	(2.80	)% (E)	(3.72)%	(4.79)%	(11.66	)% (E)
Net investment income, net waiver and reimbursement	0.26	% (E)	1.36%	1.68%	1.09	% (E)
Portfolio turnover rate	8	% (D)	35%	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.27		$9.14	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.20	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.07		0.12	(0.45)	(0.40)
Total from investment operations	0.11		0.32	(0.22)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.19)	(0.23)	(0.20)
Total distributions	(0.11)		(0.19)	(0.23)	(0.20)

Net asset value, end of period	$9.27		$9.27	$9.14	$9.59

Total return (C)	1.21	% (D)	3.52%	(2.22)%	(2.10	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$833		$482	$208	$335
Ratios to average net assets
Expenses, before waiver and reimbursement	3.81	% (E)	5.84%	7.63%	13.95	% (E)
Expenses, net waiver and reimbursement	0.75	% (E)	0.86%	1.20%	1.20	% (E)
Net investment (loss), before waiver and reimbursement	(2.17	)% (E)	(3.29)%	(3.77)%	(10.58	)% (E)
Net investment income, net waiver and reimbursement	0.89	% (E)	2.18%	2.55%	2.17	% (E)
Portfolio turnover rate	8	% (D)	35%	52%	58	% (D)

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$11.96		$11.42	$11.50	$12.09	$10.88	$10.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.21	0.16	0.17	0.16	0.22
Net realized and unrealized gain (loss) on investments	0.43		0.77	(0.05)	(0.25)	1.50	0.90
Total from investment operations	0.47		0.98	0.11	(0.08)	1.66	1.12

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.21)	(0.15)	(0.16)	(0.21)	(0.33)
From net realized gains on investments	(0.17)		(0.23)	(0.04)	(0.35)	(0.24)	(0.05)
Total distributions	(0.27)		(0.44)	(0.19)	(0.51)	(0.45)	(0.38)

Net asset value, end of period	$12.16		$11.96	$11.42	$11.50	$12.09	$10.88

Total return (B)	3.93	% (C)	8.82%	1.00%	(0.57)%	15.51%	11.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,514		$12,351	$12,906	$14,233	$14,158	$9,626
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.88	% (E)	1.74%	1.83%	1.76%	1.83%	1.98%
Expenses, net waiver and reimbursement (D)	1.55	% (E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (D,F)	0.27	% (E)	1.62%	1.09%	1.25%	1.07%	1.62%
Net investment income, net waiver and reimbursement (D,F)	0.60	% (E)	1.81%	1.38%	1.46%	1.36%	2.05%
Portfolio turnover rate	25	% (C)	50%	15%	48%	42%	53%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$11.88		$11.36	$11.45	$12.04	$10.84	$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	(G)	0.12	0.08	0.07	0.07	0.14
Net realized and unrealized gain (loss) on investments	0.42		0.76	(0.06)	(0.22)	1.50	0.89
Total from investment operations	0.42		0.88	0.02	(0.15)	1.57	1.03

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.13)	(0.07)	(0.09)	(0.13)	(0.23)
From net realized gains on investments	(0.17)		(0.23)	(0.04)	(0.35)	(0.24)	(0.05)
Total distributions	(0.25)		(0.36)	(0.11)	(0.44)	(0.37)	(0.28)

Net asset value, end of period	$12.05		$11.88	$11.36	$11.45	$12.04	$10.84

Total return (B)	3.46	% (C)	7.93%	0.25%	(1.24)%	14.70%	10.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,451		$6,169	$6,843	$4,186	$4,616	$2,375
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.63	% (E)	2.49%	2.58%	2.51%	2.58%	2.73%
Expenses, net waiver and reimbursement (D)	2.30	% (E)	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (D,F)	(0.40	)% (E)	0.86%	0.44%	0.43%	0.36%	0.87%
Net investment income (loss), net waiver and reimbursement (D,F)	(0.07	)% (E)	1.05%	0.71%	0.64%	0.64%	1.30%
Portfolio turnover rate	25	% (C)	50%	15%	48%	42%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Annualized

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Represents an amount less than $0.01

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.97		$11.43	$11.51	$12.09	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.29	0.27	0.22	0.01
Net realized and unrealized gain (loss) on investments	0.43		0.72	(0.13)	(0.26)	0.05
Total from investment operations	0.50		1.01	0.14	(0.04)	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.24)	(0.18)	(0.19)	(0.10)
From net realized gains on investments	(0.17)		(0.23)	(0.04)	(0.35)	—
Total distributions	(0.29)		(0.47)	(0.22)	(0.54)	(0.10)

Net asset value, end of period	$12.18		$11.97	$11.43	$11.51	$12.09

Total return (C)	4.09	% (D)	9.05%	1.25%	(0.24)%	0.51	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,255		$6,093	$2,481	$156	$121
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.63	% (F)	1.49%	1.58%	1.51%	1.66	% (F)
Expenses, net waiver and reimbursement (E)	1.25	% (F)	1.25%	1.25%	1.25%	1.25	% (F)
Net investment income, before waiver and reimbursement (E,G)	0.64	% (F)	2.14%	2.14%	1.59%	1.35	% (F)
Net investment income, net waiver and reimbursement (E,G)	1.02	% (F)	2.38%	2.32%	1.85%	1.76	% (F)
Portfolio turnover rate	25	% (D)	50%	15%	48%	42	% (D)

(A)	Catalyst/MAP Global Balanced Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Annualized.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.31		$8.84		$10.10		$10.63	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.21		0.34		0.45		0.53	0.45		0.21
Net realized and unrealized gain (loss) on investments	0.27		0.51		(1.12)		(0.53)	0.40		0.15	(F)
Total from investment operations	0.48		0.85		(0.67)		0.00	0.85		0.36

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.38)		(0.41)		(0.52)	(0.41)		(0.17)
From net realized gains on investments	—		—		—		(0.01)	(0.00	) (G)	—
From return of capital	—		—		(0.18)		—	—		—
Total distributions	(0.21)		(0.38)		(0.59)		(0.53)	(0.41)		(0.17)

Net asset value, end of period	$9.58		$9.31		$8.84		$10.10	$10.63		$10.19

Total return (C)	5.12	% (D)	9.66	% (L)	(6.62	)% (L)	0.11%	8.53%		3.59	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,659		$6,764		$6,264		$25,008	$31,621		$225
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H,J)	2.01	% (E)	1.83%		1.77%		1.59%	1.65%		3.23	% (E)
Expenses, net waiver and reimbursement (H,J)	1.45	% (E)	1.39%		1.48%		1.45%	1.40%		0.65	% (E)
Net investment income, before waiver and reimbursement (H,I)	3.84	% (E)	3.24%		4.45%		5.01%	4.01%		1.27	% (E)
Net investment income, net waiver and reimbursement (H,I)	4.40	% (E)	3.67%		4.74%		5.12%	4.25%		3.85	% (E)
Portfolio turnover rate	110	% (D)	176%		44%		102%	92%		90	% (D)

	Class C (A)
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.29		$8.82		$10.07		$10.60	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.17		0.29		0.31		0.45	0.36		0.15
Net realized and unrealized gain (loss) on investments	0.27		0.49		(1.05)		(0.52)	0.40		0.18	(F)
Total from investment operations	0.44		0.78		(0.74)		(0.07)	0.76		0.33

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.31)		(0.35)		(0.45)	(0.35)		(0.14)
From net realized gains on investments	—		—		—		(0.01)	(0.00	) (G)	—
From return of capital	—		—		(0.16)		—	—		—
Total distributions	(0.18)		(0.31)		(0.51)		(0.46)	(0.35)		(0.14)

Net asset value, end of period	$9.55		$9.29		$8.82		$10.07	$10.60		$10.19

Total return (C)	4.73	% (D)	8.88	% (L)	(7.24	)% (L)	(0.64)%	7.56%		3.25	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,534		$7,534		$5,284		$6,938	$8,874		$46
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H,K)	2.77	% (E)	2.58%		2.54%		2.34%	2.42%		3.98	% (E)
Expenses, net waiver and reimbursement (H,K)	2.20	% (E)	2.14%		2.22%		2.20%	2.17%		1.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	3.09	% (E)	2.65%		3.00%		4.21%	3.25%		0.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	3.65	% (E)	3.07%		3.31%		4.34%	3.45%		3.10	% (E)
Portfolio turnover rate	110	% (D)	176%		44%		102%	92%		90	% (D)

(A)	The Catalyst Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	1.91	% (E)	1.78%	1.70%	1.59%	1.65%	3.23	% (E)
	Expenses, net waiver and reimbursement	1.35	% (E)	1.35%	1.41%	1.45%	1.40%	0.65	% (E)

(K)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.66	% (E)	2.52%	2.46%	2.34%	2.42%	3.98	% (E)
	Expenses, net waiver and reimbursement	2.10	% (E)	2.10%	2.15%	2.20%	2.17%	1.40	% (E)

(L)	Includes increase from payments made by affiliated parties of 0.34% and 0.53% for the A shares and 0.34% and 0.53% for the C shares for June 30, 2017 and 2016 related to the pricing errors reimbursement. Without these transactions, total return would have been 9.32% and (7.15)% for the A shares and 8.54% and (7.77)% for the C shares for June 30, 2017 and 2016.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the		For the		For the	For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$9.32		$8.84		$10.09		$10.63	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.22		0.42		0.50		0.55	0.47		0.21
Net realized and unrealized gain (loss) on investments	0.27		0.46		(1.13)		(0.53)	0.40		0.16	(F)
Total from investment operations	0.49		0.88		(0.63)		0.02	0.87		0.37

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.40)		(0.43)		(0.55)	(0.43)		(0.18)
From net realized gains on investments	—		—		—		(0.01)	(0.00	) (G)	—
From return of capital	—		—		(0.19)		—	—		—
Total distributions	(0.22)		(0.40)		(0.62)		(0.56)	(0.43)		(0.18)

Net asset value, end of period	$9.59		$9.32		$8.84		$10.09	$10.63		$10.19

Total return (C)	5.25	% (D)	10.05	% (K)	(6.27	)% (K)	0.27%	8.76%		3.71	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,485		$10,853		$4,272		$31,640	$30,817		$6,689
Ratios to average net assets
Expenses, before waiver and reimbursement (H,J)	1.82	% (E)	1.58%		1.47%		1.34%	1.35%		2.98	% (E)
Expenses, net waiver and reimbursement (H,J)	1.20	% (E)	1.14%		1.22%		1.20%	1.10%		0.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	4.12	% (E)	4.17%		4.94%		5.24%	4.14%		1.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	4.68	% (E)	4.54%		5.19%		5.38%	4.48%		4.10	% (E)
Portfolio turnover rate	110	% (D)	176%		44%		102%	92%		90	% (D)

(A)	The Catalyst Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	1.66	% (E)	1.47%	1.41%	1.34%	1.35%	2.98	% (E)
	Expenses, net waiver and reimbursement	1.10	% (E)	1.10%	1.16%	1.20%	1.10%	0.40	% (E)

(K)	Includes increase from payments made by affiliated parties of 0.34% and 0.64% related to the pricing errors reimbursement for June 31, 2017 and 2016. Without these transactions, total return would have been 9.71% and (6.91)% of June 30, 2017 and 2016.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$3.86		$3.45	$4.20		$5.66		$6.20	$6.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.23	0.31		0.35		0.40	0.40
Net realized and unrealized gain (loss) on investments	0.11		0.40	(0.74)		(1.43)		(0.27)	(0.13)
Total from investment operations	0.22		0.63	(0.43)		(1.08)		0.13	0.27

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.22)	(0.31)		(0.36)		(0.42)	(0.40)
From net realized gains on investments	—		—	—		—		(0.25)	(0.15)
From return of capital	—		—	(0.01)		(0.02)		—	—
Total distributions	(0.12)		(0.22)	(0.32)		(0.38)		(0.67)	(0.55)

Net asset value, end of period	$3.96		$3.86	$3.45		$4.20		$5.66	$6.20

Total return (B)	5.63	% (D)	18.61%	(9.27	)% (C)	(19.76	)% (C)	2.31%	4.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,743		$20,214	$15,250		$16,435		$36,845	$67,154
Ratios to average net assets
Expenses, before waiver and reimbursement	1.75	% (E)	1.55%	1.76%		1.57%		1.53%	1.47%
Expenses, net waiver and reimbursement	1.45	% (E)	1.45%	1.45%		1.45%		1.45%	1.45%
Net investment income, before waiver and reimbursement	5.06	% (E)	5.85%	9.10%		6.80%		6.56%	6.19%
Net investment income, net waiver and reimbursement	5.36	% (E)	5.94%	9.40%		6.93%		6.64%	6.21%
Portfolio turnover rate	14	% (D)	85%	26%		42%		63%	54%

	Class C
	For the		For the	For the		For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$3.86		$3.46	$4.20		$5.66		$6.20	$6.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.20	0.28		0.30		0.35	0.35
Net realized and unrealized gain (loss) on investments	0.12		0.39	(0.72)		(1.42)		(0.26)	(0.13)
Total from investment operations	0.21		0.59	(0.44)		(1.12)		0.09	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.19)	(0.29)		(0.32)		(0.38)	(0.35)
From net realized gains on investments	—		—	—		—		(0.25)	(0.15)
From return of capital	—		—	(0.01)		(0.02)		—	—
Total distributions	(0.10)		(0.19)	(0.30)		(0.34)		(0.63)	(0.50)

Net asset value, end of period	$3.97		$3.86	$3.46		$4.20		$5.66	$6.20

Total return (B)	5.49	% (D)	17.38%	(9.70	)% (C)	(20.36	)% (C)	1.54%	3.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,380		$10,615	$11,644		$14,228		$22,038	$29,260
Ratios to average net assets
Expenses, before waiver and reimbursement	2.50	% (E)	2.30%	2.51%		2.32%		2.28%	2.22%
Expenses, net waiver and reimbursement	2.20	% (E)	2.20%	2.20%		2.20%		2.20%	2.20%
Net investment income, before waiver and reimbursement	4.30	% (E)	5.13%	8.13%		5.97%		5.78%	5.44%
Net investment income, net waiver and reimbursement	4.60	% (E)	5.23%	8.44%		6.10%		5.86%	5.46%
Portfolio turnover rate	14	% (D)	85%	26%		42%		63%	54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$3.86		$3.46	$4.20		$5.67		$6.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11		0.23	0.32		0.36		0.40
Net realized and unrealized gain (loss) on investments	0.12		0.40	(0.73)		(1.44)		(0.26)
Total from investment operations	0.23		0.63	(0.41)		(1.08)		0.14

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.23)	(0.32)		(0.37)		(0.44)
From net realized gains on investments	—		—	—		—		(0.25)
From return of capital	—		—	(0.01)		(0.02)
Total distributions	(0.12)		(0.23)	(0.33)		(0.39)		(0.69)

Net asset value, end of period	$3.97		$3.86	$3.46		$4.20		$5.67

Total return (C)	6.02	% (D)	18.56%	(8.77	)% (F)	(19.70	)% (F)	2.43	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,136		$12,075	$3,398		$2,276		$1,443
Ratios to average net assets
Expenses, before waiver and reimbursement	1.50	% (E)	1.30%	1.51%		1.32%		1.28	% (E)
Expenses, net waiver and reimbursement	1.20	% (E)	1.20%	1.20%		1.20%		1.20	% (E)
Net investment income, before waiver and reimbursement	5.38	% (E)	5.95%	9.62%		7.40%		6.67	% (E)
Net investment income, net waiver and reimbursement	5.68	% (E)	6.03%	9.92%		7.52%		6.75	% (E)
Portfolio turnover rate	14	% (D)	85%	26%		42%		63	% (D)

(A)	The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$4.47		$3.75	$4.57	$6.15		$6.05	$5.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.26	0.27	0.34		0.40	0.31
Net realized and unrealized gain (loss) on investments	0.03		0.72	(0.78)	(1.58)		0.07	0.46
Total from investment operations	0.17		0.98	(0.51)	(1.24)		0.47	0.77

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.22)	(0.26)	(0.29)		(0.31)	(0.31)
From return of capital	—		(0.04)	(0.05)	(0.05)		(0.06)	—
Total distributions	(0.15)		(0.26)	(0.31)	(0.34)		(0.37)	(0.31)

Net asset value, end of period	$4.49		$4.47	$3.75	$4.57		$6.15	$6.05

Total return (B)	3.83	% (G)	26.47%	(10.60)%	(20.68	)% (E)	7.92%	14.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,728		$8,799	$4,660	$8,674		$22,722	$23,408
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	1.79	% (H)	1.76%	1.91%	1.60%		1.59%	1.55%
Expenses, net waiver and reimbursement (C)	1.55	% (H)	1.55%	1.56%	1.55%		1.55%	1.55%
Net investment income, before waiver and reimbursement (C,D)	6.04	% (H)	5.77%	7.05%	6.12%		6.36%	5.32%
Net investment income, net waiver and reimbursement (C,D)	6.28	% (H)	5.98%	7.39%	6.17%		6.40%	5.32%
Portfolio turnover rate	1	% (G)	32%	4%	42%		72%	60%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$4.47		$3.75	$4.57	$6.15		$6.04	$5.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.22	0.25	0.30		0.35	0.27
Net realized and unrealized gain (loss) on investments	0.02		0.72	(0.79)	(1.58)		0.08	0.45
Total from investment operations	0.16		0.94	(0.54)	(1.28)		0.43	0.72

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.19)	(0.23)	(0.25)		(0.26)	(0.27)
From return of capital	—		(0.03)	(0.05)	(0.05)		(0.06)	—
Total distributions	(0.14)		(0.22)	(0.28)	(0.30)		(0.32)	(0.27)

Net asset value, end of period	$4.49		$4.47	$3.75	$4.57		$6.15	$6.04

Total return (B)	3.47	% (G)	25.56%	(11.29)%	(21.28	)% (E)	7.29%	13.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,766		$9,881	$8,413	$13,088		$22,517	$22,077
Ratios to average net assets
Expenses, before waiver and reimbursement (C)	2.55	% (H)	2.51%	2.65%	2.35%		2.34%	2.30%
Expenses, net waiver and reimbursement (C)	2.30	% (H)	2.30%	2.30%	2.30%		2.30%	2.30%
Net investment income, before waiver and reimbursement (C,D)	5.61	% (H)	4.89%	6.29%	5.45%		5.64%	4.57%
Net investment income, net waiver and reimbursement (C,D)	5.86	% (H)	5.11%	6.64%	5.50%		5.67%	4.57%
Portfolio turnover rate	1	% (G)	32%	4%	42%		72%	60%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$4.46		$3.74	$4.56	$6.14		$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.16		0.26	0.28	0.36		0.45
Net realized and unrealized gain (loss) on investments	0.02		0.72	(0.79)	(1.58)		(0.01	) (F)
Total from investment operations	0.18		0.98	(0.51)	(1.22)		0.44

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.23)	(0.26)	(0.31)		(0.33)
From return of capital	—		(0.03)	(0.05)	(0.05)		(0.06)
Total distributions	(0.16)		(0.26)	(0.31)	(0.36)		(0.39)

Net asset value, end of period	$4.48		$4.46	$3.74	$4.56		$6.14

Total return (C)	4.00	% (D)	26.83%	(10.40)%	(20.51	)% (I)	7.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,871		$9,986	$5,813	$7,321		$1,602
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.54	% (E)	1.51%	1.65%	1.35%		1.34	% (E)
Expenses, net waiver and reimbursement (G)	1.30	% (E)	1.30%	1.30%	1.30%		1.30	% (E)
Net investment income, before waiver and reimbursement (G,H)	6.55	% (E)	5.92%	7.26%	6.80%		7.28	% (E)
Net investment income, net waiver and reimbursement (G,H)	6.77	% (E)	6.13%	7.64%	6.86%		7.34	% (E)
Portfolio turnover rate	1	% (D)	32%	4%	42%		72	% (D)

(A)	The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.58		$9.84	$10.10	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.31	0.32	0.19
Net realized and unrealized gain (loss) on investments	0.06		(0.24)	(0.26)	0.10	(F)
Total from investment operations	0.16		0.07	0.06	0.29

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.21)	(0.27)	(0.19)
From return of capital	—		(0.12)	(0.05)	—
Total distributions	(0.11)		(0.33)	(0.32)	(0.19)

Net asset value, end of period	$9.63		$9.58	$9.84	$10.10

Total return (C)	1.67	% (D)	0.69%	0.64%	2.95	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$173		$656	$132	$372
Ratios to average net assets
Expenses, before waiver and reimbursement	2.92	% (E)	3.16%	3.93%	6.56	% (E)
Expenses, net waiver and reimbursement	1.55	% (E)	1.55%	1.55%	1.55	% (E)
Net investment income (loss), before waiver and reimbursement	0.70	% (E)	1.67%	0.76%	(1.61	)% (E)
Net investment income, net waiver and reimbursement	1.93	% (E)	3.13%	3.31%	3.41	% (E)
Portfolio turnover rate (G)	543	% (D)	41%	78%	19	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.57		$9.83	$10.08	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.21	0.23	0.18
Net realized and unrealized gain (loss) on investments	0.04		(0.22)	(0.23)	0.05	(F)
Total from investment operations	0.11		(0.01)	0.00	0.23

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.16)	(0.22)	(0.15)
From return of capital	—		(0.09)	(0.03)	—
Total distributions	(0.08)		(0.25)	(0.25)	(0.15)

Net asset value, end of period	$9.60		$9.57	$9.83	$10.08

Total return (C)	1.17	% (D,H)	(0.08)%	0.02%	2.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$352		$178	$207	$42
Ratios to average net assets
Expenses, before waiver and reimbursement	3.48	% (E)	3.91%	4.68%	7.31	% (E)
Expenses, net waiver and reimbursement	2.30	% (E)	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement	0.20	% (E)	0.54%	(0.04)%	(2.36	)% (E)
Net investment income, net waiver and reimbursement	1.39	% (E)	2.16%	2.38%	2.66	% (E)
Portfolio turnover rate (G)	543	% (D)	41%	78%	19	% (D)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A, Class C and Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended December 31, 2017. If these were included in the calculation the turnover percentage would be 91%.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2017		June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.58		$9.84	$10.09	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12		0.32	0.31	0.23
Net realized and unrealized gain (loss) on investments	0.04		(0.23)	(0.21)	0.07	(F)
Total from investment operations	0.16		0.09	0.10	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.23)	(0.30)	(0.21)
From return of capital	—		(0.12)	(0.05)	—
Total distributions	(0.13)		(0.35)	(0.35)	(0.21)

Net asset value, end of period	$9.61		$9.58	$9.84	$10.09

Total return (C)	1.64	% (D,H)	0.93%	1.01%	3.00	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,587		$4,077	$4,213	$1,910
Ratios to average net assets
Expenses, before waiver and reimbursement	2.50	% (E)	2.91%	3.68%	6.31	% (E)
Expenses, net waiver and reimbursement	1.30	% (E)	1.30%	1.30%	1.30	% (E)
Net investment income (loss), before waiver and reimbursement	1.12	% (E)	1.67%	0.82%	(1.36	)% (E)
Net investment income, net waiver and reimbursement	2.30	% (E)	3.27%	3.19%	3.66	% (E)
Portfolio turnover rate (G)	543	% (D)	41%	78%	19	% (D)

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A, Class C and Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	The portfolio turnover rate excludes dollar roll transactions for the year ended December 31, 2017. If these were included in the calculation the turnover percentage would be 91%.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-one series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		High current income with low interest rate sensitivity
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Assets Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst Floating Rate (“Floating Rate Income”)	Princeton Advisory Group, Inc. (“Princeton”)	High level of current income as is consistent with capital preservation long-term capital appreciation as a seconday objective.
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors, Inc. (“SMH”)	High level of current income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Total return wich consists of current income and capital appreciation
Catalyst/Stone Beach Income Opportunity (“Income Opportunity”)	Stone Beach Investment Management, LLC	High current income with a secondary objective of capital appreciation

The Funds are registered as non-diversified except Global Balanced and Floating Rate Income, which are diversified.

As of December 31, 2017, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-008.

a)        Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase,may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Trust’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017, for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,987,444	$—	$1,987,444
Convertible Bonds	—	265,041	—	265,041
Exchange Traded Funds	125,210	—	—	125,210
Short-Term Investments	135,724	—	—	135,724
Total Assets	$260,934	$2,252,485	$—	$2,513,419

Global Balanced
Assets(a,b)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$314,900	$—	$—	$314,900
Common Stock	11,829,199	—	—	11,829,199
Corporate Bonds	—	9,214,277	—	9,214,277
Convertible Bonds	—	439,300	—	439,300
Short-Term Investments	1,275,913	—	—	1,275,913
Total Assets	$13,420,012	$9,653,577	$—	$23,073,589

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Floating Rate Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,299,425	$—	$2,299,425
Collateralized Loan Obligations	—	3,527,081	—	3,527,081
Commercial Mortgage Obligations		40,059	—	40,059
Bank Loans	—	18,092,378	133,102	18,225,480
Total Assets	$—	$23,958,943	$133,102	$24,092,045

High Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,724,871	$—	$6,724,871
Corporate Bonds	—	24,150,999	—	24,150,999
Short-Term Investments	1,178,873	—	—	1,178,873
Total Assets	$1,178,873	$30,875,870	$—	$32,054,743

Total Return Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$9,184,440	$—	$—	$9,184,440
Exchanged Traded Funds	1,002,310	—	—	1,002,310
Convertible Bonds	—	2,209,728	—	2,209,728
Corporate Bonds	—	7,484,771	—	7,484,771
Short-Term Investments	2,301,361	—	—	2,301,361
Total Assets	$12,488,111	$9,694,499	$—	$22,182,610

Income Opportunity
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$7,975,770	$—	$7,975,770
Private Collateralized Mort. Obligations	—	480,982	—	480,982
Mortgage Notes	—	—	1,014,500	1,014,500
Short-Term Investments	576,551	—	—	576,551
Total Assets	$576,551	$8,456,752	$1,014,500	$10,047,803
Derivatives(a,b)
Futures Contracts	$8,394	$—	$—	$8,394

The Funds did not hold any Level 3 securities during the period, with the exception of Floating Rate Income, High Income, Total Return Income and Income Opportunity. A reconciliation used in determining Floating Rate Income’s, High Income’s, Total Return Income’s and Income Opportunity’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
Beginning balance June 30, 2017	$0	$0
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2017	$0	$0

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2017, was $0 and $0, for High Income, Total Return Income, respectively.

	Floating Rate Income	Floating Rate Income	Income Opportunity
	Connacher Oil and	Connacher Oil and	Private Mortgage
	Gas, 9% 5/23/18	Gas, 9% 8/31/18	Notes
Beginning balance June 30, 2017	$67,818	$97,497	$0
Total realized gain/(loss)	—	—	—
Change in unrealized depreciation	(32,213)	—	—
Capital distribution	—	—	—
Tax basis adjustment	—	—	—
Net transfers in/(out) of Level 3	—	—	1,014,500
Ending balance December 31, 2017	$35,605	$97,497	$1,014,500

Quantitative disclosures of unobservable inputs and assumptions used by Floating Rate Income, High Income and Total Return Income are below.

Corporate Bonds
Connacher Oil and Gas	$35,605	Similar Securities	Potential future cash payments
Connacher Oil and Gas	97,497
Total Fair Value Securities	$133,102

High Income	Fair Value	Valuation Techniques	Unobservable Input
Convertible Bonds
Energy Conversion Devices, Inc.	0	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$0
Total Return Income
Convertible Bonds
Energy Conversion Devices, Inc.	0	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$0
Income Opportunity
Mortgage Notes
	1,014,500	Par Value	No impairments
Total Fair Value Securities	$1,014,500

Fair value securities as a percent of net assets at December 31, 2017, were 0.4%, 0.0%, 0.0% and 12.5% for Floating Rate Income, High Income, Total Return Income and Income Opportunity, respectively.

b)       Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the six months ended December 31, 2017, the Global Balanced invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. For the six months ended December 31, 2017, only Income Opportunities invested in Futures Contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

TBA Commitments – In a mortgage-backed “to-be-announced” or “TBA” transaction, a seller agrees to deliver an MBS at a future date, but does not specify the particular MBS to be delivered. Instead, the seller agrees to accept any MBS that meets specified terms. The principal risks of mortgaged backed TBA transactions are increased interest rate risk and increased overall investment exposure.

Derivatives Risk. The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2017, were as follows:

			Location of Derivatives on Consolidated Statement	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Income Opportunity	Futures	Interest	Net unrealized appreciation on futures contracts	$9,626
		Interest	Net unrealized depreciation on futures contracts	(1,598)
			Total	$8,028

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2017, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$—
	Options written	Equity	Net change in unrealized appreciation on options written	50,522
			Totals	$50,522
Income Opportunity
	Futures	Interest Rate	Net realized loss on futures	$(33,230)
	Futures	Interest Rate	Net change in unrealized appreciation on futures	11,012
			Totals	$(22,218)

The notional value of derivative instruments can be found within the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations, which serves as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2017:

			Gross Amounts of Assets Presented in the
			Statement of Assets & Liabilities
		Gross Amounts of
		Recognized	Financial Instruments	Cash Collateral
	Counterparty	Assets/Liabilities	Pledged	Pledged	Net Amount of Assets
Income Opportunity
Description of Asset:
Futures Contracts	Wedbush	$9,626	$(1,598)	$—	$8,028
Total		$9,626	$(1,598)	$—	$8,028
Description of Liability:
Futures Contracts	Wedbush	$1,598	$1,598	$—	$—
Total		$1,598	$1,598	$—	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

c)        Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the period ended December 31, 2017, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2017, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years(tax years or periods ended 2015-2017 for the Funds) or expected to be taken in 2018 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)        Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Monthly	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually

i)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

j)        Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k)        Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income Fund. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Floating Rate Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. There were no CDSC fees paid by the shareholders of Insider Income, Global Balanced, Floating Rate Income, High Income, Total Return Income and Income Opportunity.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

			Excluding Dollar Rolls
Fund	Purchases	Sales	Purchases	Sales
Insider Income	$618,721	$193,006	$—	$—
Global Balanced	5,095,441	7,119,512	—	—
Floating Rate Income	27,968,430	33,024,128	—	—
High Income	4,720,365	11,631,872	—	—
Total Return Income	192,495	7,803,062	—	—
Income Opporunity	51,712,900	46,738,253	6,103,486	3,134,972

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

For the six months ended December 31, 2017, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

						Management
						Fees Waived/	Recapture Expires
	Management	Expense Limitation				Expenses	June 30,
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed	2018	2019	2020
Insider Income	1.00%	1.00%	1.75%	0.75%	10/31/2018	$40,877	$67,228	$51,188	$64,156
Global Balanced	1.00%	1.55%	2.30%	1.25%	10/31/2018	41,693	41,030	51,349	47,794
Floating Rate Income	1.00%	1.35%	2.10%	1.10%	10/31/2018	71,143	100,602	102,943	105,951
High Income	1.00%	1.45%	2.20%	1.20%	10/31/2018	52,126	56,226	77,169	42,314
Total Return Income	1.00%	1.55%	2.30%	1.30%	10/31/2018	30,005	20,080	69,675	49,071
Income Opportunity	1.25%	1.55%	2.30%	1.30%	10/31/2018	42,583	76,561	76,225	71,302

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2017 for management and chief compliance officer services accrued for the year are shown in the Statements of Operations under “Management services fees” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

During the year ended June 30, 2017, the Floating Rate Income Fund had a NAV error which impacted the shareholders of the Fund. Related parties to the Fund reimbursed the Fund for the amount of the loss to the Fund. The reimbursement is included on the Statements of Changes in Net Assets under ‘Capital Contribution.’

For the six months ended December 31, 2017, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Income	$1,902	$1,808
Global Balanced	10,587	31,585
Floating Rate Income	8,453	38,885
High Income	21,798	53,130
Total Return Income	6,824	50,571
Income Opportunity	597	1,264

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2017 and June 30, 2016 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2017	Income	Capital Gains	Capital	Total
Insider Income Fund	$24,843	$—	$—	$24,843
Global Balanced Fund	405,535	519,546	—	925,081
Floating Rate Income Fund	1,049,385	—	—	1,049,385
High Income Fund	2,540,829	—	—	2,540,829
Total Return Income Fund	1,122,863	—	221,787	1,344,650
Income Opportunity Fund	100,473	—	58,650	159,123

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Insider Income Fund	$18,295	$—	$—	$18,295
Global Balanced Fund	240,529	52,769	—	293,298
Floating Rate Income Fund	1,813,250	—	333,985	2,147,235
High Income Fund	2,363,397	—	—	2,363,397
Total Return Income Fund	1,343,224	—	256,247	1,599,471
Income Opportunity Fund	83,527	—	22,615	106,142

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Income Fund	$378	$—	$—	$(37,545)	$—	$(10,302)	$(47,469)
Global Balanced Fund	58,595	—	—	—	—	2,070,836	2,129,431
Floating Rate Income Fund	1,232	—	(100,043)	(6,054,157)	—	(2,068,859)	(8,221,827)
High Income Fund	28,383	—	—	(27,737,729)	—	(5,738,668)	(33,448,014)
Total Return Income Fund	—	—	—	(16,287,966)	—	(5,535,873)	(21,823,839)
Income Opportunity Fund	—	—	(66,276)	(102,826)	—	71,508	(97,594)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, deemed dividend distributions, mark-to-market passive foreign investment companies, and adjustments for real estate investment trusts, bonds, partnerships, business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to the tax treatment of income derived from defaulted bonds. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Income Fund	$—
Global Balanced Fund	—
Floating Rate Income Fund	—
High Income Fund	—
Total Return Income Fund	—
Income Opportunity Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income Fund	$—
Global Balanced Fund	—
Floating Rate Income Fund	100,043
High Income Fund	—
Total Return Income Fund	—
Income Opportunity Fund	66,276

At June 30, 2017, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Insider Income Fund	$37,545	$—	$37,545
Global Balanced Fund	—	—	—
Floating Rate Income Fund	1,884,336	4,169,821	6,054,157
High Income Fund	—	27,737,729	27,737,729
Total Return Income Fund	1,114,547	15,173,419	16,287,966
Income Opportunity Fund	39,389	63,437	102,826

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, the reclassification of fund distributions, and adjustments for paydowns, defaulted bonds, passive foreign investment companies and, partnerships, resulted in reclassification for the following Funds for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
Insider Income Fund	$—	$—	$—
Global Balanced Fund	2	(1,445)	1,443
Floating Rate Income Fund	—	—	—
High Income Fund	—	—	—
Total Return Income Fund	—	(301,403)	301,403
Income Opportunity Fund	(1)	56,810	(56,809)

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2017, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Floating Rate	Income
Owner	Income	Opportunities	Insider Income
Charles Schwab & Co.(1)	26%
LPL Financial (1)		51%
NFS.(1)			77%

(1)	These owners are comprised of multiple investors and accounts.

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Princeton Advisory Group, Inc. with respect to Catalyst/Princeton Floating Rate Income Fund, (the “Floating Rate Fund”)

In connection with the regular meeting held on August 16, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Princeton Advisory Group, Inc. (“Princeton”) with respect to Catalyst/Princeton Floating Rate Income Fund (“Floating Rate Fund”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and each Trustee’s own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board was based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Princeton (“Princeton 15(c) Response”).

Nature, Extent and Quality of Services The Trustees reviewed Princeton’s 15(c) Response, which provided an overview of the services provided by the sub-advisor, as well as information on the firm’s personnel and its compliance and litigation record. The Trustees discussed the benefit to shareholders in the continuity of management at Princeton, and noted that a representative of the advisor had recommended the sub-advisor be renewed. The Board acknowledged that the sub-advisor reported no compliance issues during the prior year. The Trust’s CCO confirmed that Princeton had appropriate and reasonably designed compliance policies and procedures in place to prevent violations of the 1940 Act. After further discussion, the Board concluded that Princeton had the potential to continue to provide a level of service consistent with the Board’s expectations.

Performance. The Board reviewed the performance of the Floating Rate Fund relative to its peer group and Morningstar category. The Trustees noted that the Floating Rate Fund outperformed the S&P LSTA Leverage Loan Index for the one year and since inception periods. The Trustees concluded that they were satisfied with the Floating Rate Fund’s performance.

Fees and Expenses. The Trustees reviewed the advisory fees for the Floating Rate Fund, and the fees charged by its peer group and Morningstar category funds. The Trustees noted that the advisor charged an advisory fee of 1.00% for the Floating Rate Fund, and that 50% of the Fund’s net advisory fee was paid to the sub-advisor as a sub-advisory fee. The Trustees considered that the Floating Rate Fund’s strategy was expensive to manage, but as a result of the expense limitation/fee waiver, the net advisory and sub-advisory fees earned were relatively low. The Trustees considered that the fees the sub-advisor earned with respect to the Floating Rate Fund were within the range of fees it charged to its managed account clients and significantly lower than the fees it received from hedge fund clients. The Trustees discussed the allocation of fees between Catalyst and Princeton relative to their respective duties and other factors, and agreed that the allocation of fees between Catalyst and the sub-advisor was appropriate and the fees were reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Floating Rate Fund. They reviewed a profitability analysis provided by the sub-advisor noting that it realized a loss in connection with its relationship with the Floating Rate Fund. After further discussion, the Trustees concluded that excessive profitability from the sub-advisor’s relationship with the Floating Rate Fund was not an issue at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the sub-advisory services provided to the Floating Rate Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Princeton as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and Princeton, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the Floating Rate Fund and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Stone Beach Investment Management, LLC with respect to Catalyst/Stone Beach Income Opportunity Fund (the “Stone Beach Fund”)

In connection with the regular meeting held on August 16, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of a Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Stone Beach Investment Management, LLC (“Stone Beach”) with respect to Catalyst/Stone Beach Income Opportunity Fund (“Stone Beach Fund”) .

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and each Trustee’s own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Stone Beach (“Stone Beach 15(c) Response”).

Nature, Extent and Quality of Services The Trustees reviewed Stone Beach’s 15(c) Response, which provided an overview of the services provided by the sub-advisor, as well as information on the firm’s personnel and its compliance and litigation record. They noted that a representative of the advisor indicated that it found the sub-advisor to have a great team of high quality managers with significant experience. The Trust CCO confirmed that the sub-advisor’s CCO is experienced and a good partner with the Trust. The Board noted that the sub-advisor had no negative regulatory exam results or SEC issues to report. The Trustees agreed that the sub-advisor had an impressive team with strong experience, and appeared to remain loyal to the Stone Beach Fund’s strategy, and was dedicated to the continued success of the Stone Beach Fund.

Performance. The Trustees reviewed the performance of the Stone Beach Fund relative to a peer group and its respective Morningstar category. The Trustees acknowledged the Stone Beach Fund’s relatively short track record. They noted that the Stone Beach Fund’s performance was in line with the JP Morgan MBS Index for the period since inception, and outperformed the index for the 1 year period. The Board considered that the advisor remained confident in the sub-advisor, a firm with high quality personnel and a long track record. The Trustees determined they were satisfied with the Stone Beach Fund’s performance.

Fees and Expenses. The Trustees noted that the advisor charged an advisory fee of 1.25% for the Stone Beach Fund, and that 50% of the Fund’s net advisory fee was paid to the sub-advisor as a sub-advisory fee. They considered that the sub-advisory fee was well below the base fee charged by Stone Beach to its hedge fund clients. The Trustees discussed the allocation of fees between Catalyst and Stone Beach relative to its respective duties and other factors, and agreed that the sub-advisory fee was reasonable, and that the allocation of fees between Catalyst and the sub-advisor was appropriate.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Stone Beach Fund. They noted that for the prior year, Stone Beach realized a loss in connection with its relationship with the Fund. They acknowledged that the sub-advisor had confirmed that it remained committed to the Stone Beach Fund and had the resources necessary to continue in its role with the Fund. The Board further acknowledged that Stone Beach felt the impact of the expense cap under the terms of the sub-advisory agreement. After further discussion, the Trustees concluded that excessive profitability from the sub-advisor’s relationship with the Stone Beach Fund was not an issue at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. They further agreed that it did not appear that the sub-advisor had benefited from economies of scale.

Conclusion. Having requested and received such information from Stone Beach as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and Stone Beach, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the Stone Beach Fund and the shareholders of the Fund.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs,including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs(in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/17) and held for the entire period through 12/31/17.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/17	Value 12/31/17	During Period *	Value 12/31/17	During Period *

Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,010.80	$5.07	$1,020.16	$5.09
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	1,006.90	8.85	1,016.38	8.89
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,012.10	3.80	1,021.42	3.82
Catalyst/MAP Global Balanced Fund - Class A	1.55%	1,000.00	1,039.30	7.97	1,017.39	7.88
Catalyst/MAP Global Balanced Fund - Class C	2.30%	1,000.00	1,034.60	11.80	1,013.61	11.67
Catalyst/MAP Global Balanced Fund - Class I	1.25%	1,000.00	1,040.90	6.43	1,018.90	6.36
Catalyst Floating Rate Income Fund - Class A	1.45%	1,000.00	1,051.20	7.50	1,017.90	7.37
Catalyst Floating Rate Income Fund - Class C	2.20%	1,000.00	1,047.30	11.35	1,014.12	11.17
Catalyst Floating Rate Income Fund - Class I	1.20%	1,000.00	1,052.50	6.21	1,019.16	6.11
Catalyst/SMH High Income Fund - Class A	1.45%	1,000.00	1,056.30	7.52	1,017.90	7.37
Catalyst/SMH High Income Fund - Class C	2.20%	1,000.00	1,052.20	11.38	1,014.12	11.17
Catalyst/SMH High Income Fund - Class I	1.20%	1,000.00	1,060.20	6.23	1,019.16	6.11
Catalyst/SMH Total Return Income Fund - Class A	1.55%	1,000.00	1,038.30	7.96	1,017.39	7.88
Catalyst/SMH Total Return Income Fund - Class C	2.30%	1,000.00	1,034.70	11.80	1,013.61	11.67
Catalyst/SMH Total Return Income Fund - Class I	1.30%	1,000.00	1,040.00	6.68	1,018.65	6.61
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.55%	1,000.00	1,017.80	7.88	1,017.39	7.88
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.30%	1,000.00	1,012.70	11.67	1,013.61	11.67
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.30%	1,000.00	1,017.50	6.61	1,018.65	6.61

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 9, 2018